ACQUISITION OF BUSINESSES - Acquisitions Completed in the Six Months Ended June 30, 2021 (Details) - Everise Holdings Pte Limited - Business services - USD ($) $ in Millions		6 Months Ended
	Jan. 08, 2021	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Proportion of economic interest held in subsidiary	36.00%
Consideration transferred	$ 103
Cash	80
Contingent consideration related to future performance	23
Identifiable intangible assets recognised as of acquisition date	91
Equity accounted investments recognised as of acquisition date	20
Net other liabilities recognised as of acquisition date	1
Borrowings recognised as of acquisition date	103
Goodwill recognised as of acquisition date	275
Goodwill expected to be deductible for tax purposes	0
Non-controlling interest in acquiree recognised at acquisition date	179
Acquisition-related costs	$ 7
Revenue of acquiree since acquisition date		$ 150
Revenue of acquiree as if combination occurred at beginning of period		$ 157